STOCKHOLDERS DEFICIT	12 Months Ended
Apr. 30, 2017
Notes to Financial Statements
NOTE 12 - STOCKHOLDERS DEFICIT

Authorized Shares

On March 31, 2017, the Company amended its articles of incorporation to provide for an increase in the authorized shares of common stock from 3,000,000,000 to 5,000,000,000 shares. In addition, the articles of incorporation were amended to provide for two classes of common shares: (i) Class A Shares, having one vote per share, and (ii) Class B Shares, with 10 votes per share. All of the currently outstanding shares of common stock were reclassified as Class A Shares, except that the common shares issued in the refinery transaction discussed in Note 6 were classified as Class B Shares. Other than the provisions of the voting rights, the two classes of shares of common stock will have equal terms and conditions.

Adjustment to Outstanding Shares

During the year ended April 30, 2016, the Company cancelled 40,000 outstanding shares of its common stock, resulting in a decrease to common stock and an increase to additional paid-in capital of $39.

Related Party Debt Contributed to Capital

On May 18, 2015, Jack W. Hanks, Bruce N. Lemons and Nabil Katabi, the then three directors of the Company and certain companies under their control, entered an agreement to forgive the indebtedness from the Company totaling $2,212,721 and contribute the amounts to capital. See Note 4.

Stock Issuances

During the year ended April 30, 2017, the Company issued a total of 807,184,154 shares of its Class A common stock: 39,394,400 shares for cash of $76,369; 236,784,319 shares for common stock payable of $3,064,332; 489,000,000 shares valued at $184,909 in conversion of a convertible note payable and reduction in related derivative liabilities; 2,082,190 shares valued at $416 for accrued expenses; 28,625,000 valued at $5,725 for accounts payable; 4,298,245 shares valued at $98,535 for services and 7,000,000 shares valued at $34,300 for interest expense.

During the year ended April 30, 2016, the Company issued 123,283,700 shares of its Class A common stock to a related party pursuant to the conversion of 1,000,000 Preferred Shares with a book value of $1,000,000 and accrued dividends of $410,685 into 123,283,700 common shares of the Company at $0.01 per share. The common shares issued were valued at $1,849,256, or $0.015 per share, the market price on the date of the conversion, resulting in a loss on extinguishment of debt of $438,571.

As further discussed in Note 6, on March 4, 2017, the Company entered into an agreement with Maple, a related party, to acquire all of Maple’s right, title and interest in plans (the “Rights”) to build a crude oil refinery in Pecos County, Texas. The Company issued 1,500,000,000 Class B common shares to Maple to acquire the rights. The shares were valued at $150,000 by an independent valuation firm, with the $150,000 expensed to refinery start-up costs.

Common Stock Payable

During the year ended April 30, 2016, common stock payable was increased from $90,000 at April 30, 2015 to $3,395,483 at April 30, 2016: $2,925,000 for conversion of related party notes payable of $1,950,000 and loss on extinguishment of debt of $975,000; $75,000 for cash and $13,815 for services in a private placement and $291,668 in conversion of accrued expenses.

During the year ended April 30, 2017, common stock payable decreased from $3,395,483 at April 30, 2016 to $307,978 at April 30, 2017: decreased $90,000 for common stock payable to related parties forgiven and contributed to paid-in capital; decreased $3,064,332 for 236,784,319 Class A common shares issued; increased $49,741 for cash and increased $17,086 for services. Subsequent to April 30, 2017, the balance in common stock payable of $291,668 was eliminated through the issuance of Class A common shares (see Note 15).

Stock Options

On March 7, 2012, the Company issued a total of 2,000,000 stock options exercisable at $0.35 per share for a period of ten years from the date of grant. The Company did not grant any stock options during the years ended April 30, 2017 and 2016.

A summary of stock option activity during the years ended April 30, 2017 and 2016 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2015	2,000,000	$0.35	6.85

Granted	-	-
Canceled / Expired	-	-
Exercised	-	-

Outstanding, April 30, 2016	2,000,000	$0.35	5.85

Granted	-	-
Canceled / Expired	-	-
Exercised	-	-

Outstanding, April 30, 2017	2,000,000	$0.35	4.85

The Company uses the Black-Scholes option pricing model to estimate the grant date fair value of its stock options, which value is amortized to stock-based compensation expense over the vesting period of the options. No stock-based compensation expense was recorded during the years ended April 30, 2017 and 2016 related to stock option grants. There was no unrecognized stock option expense at April 30, 2017.

Subsequent to April 30, 2017, the holders of the options surrendered them to the Company and the options were cancelled (see Note 15).

Warrants

The Company has issued warrants to non-employees for debt discounts, equity financing or other stock-based compensation. These warrants generally vest upon grant and are valued using the Black-Scholes option pricing model or multinomial lattice models that value the warrants based on a probability weighted cash flow model using projections of the various potential outcomes.

During the year ended April 30, 2016, the Company issued warrants to purchase 10,000 shares of common stock to a related party lender.

In a series of subscription agreements, during the year ended April 30, 2016, we issued 3,289,192 warrants that contain certain anti-dilution provisions that we have identified as derivatives. We estimate the fair value of the derivatives using multinomial lattice models that value the warrants based on a probability weighted cash flow model using projections of the various potential outcomes and considering the existence of a tainted equity environment (see Note 11).

A summary of warrant activity during the years ended April 30, 2017 and 2016 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2015	564,000	$0.25	0.50

Granted	11,512,170	$0.01
Canceled / Expired	(554,000)	$0.26
Exercised	-	-

Outstanding and exercisable, April 30, 2016	11,522,170	$0.01	5.91

Granted	383,739,041	$0.01
Canceled / Expired	-
Exercised	-	-

Outstanding and exercisable, April 30, 2017	395,261,211	$0.01	4.90

The number of warrant shares granted during the year ended April 30, 2017 includes a total of 220,644,681 warrant shares issued to warrant holders pursuant to anti-dilution provisions.

Common Stock Reserved

At April 30, 2016, 395,261,211 shares of the Company’s common stock were reserved for issuance of outstanding warrants and 233,000,000 shares were reserved for the April 19, 2017 convertible promissory note.